Note to consolidated statements of cash flows - Reconciliation of liabilities related to cash flows generated from (used in) financing activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred shares issued by subsidiaries
Reconciliation of liabilities related to cash flows generated from financing activities
Liabilities as of beginning	¥ 13,846,145	¥ 7,588,985	¥ 12,316,166
Cash flows	(3,497,445)		(126,799)
Changes in fair value	559,187	6,058,269	(5,530,360)
Foreign exchange adjustments	191,780	198,891	944,067
Other non-cash movements	(138,174)		(14,089)
Liabilities as of end	10,961,493	13,846,145	7,588,985
Borrowings
Reconciliation of liabilities related to cash flows generated from financing activities
Liabilities as of beginning	8,741,611	5,090,235	8,519,698
Cash flows	2,780,267	3,546,011	(3,204,973)
Changes of interest accrued	14,758	41,855	75,510
Foreign exchange adjustments	(96,372)	(245)
Other non-cash movements	43,144	63,755	(300,000)
Liabilities as of end	11,483,408	8,741,611	5,090,235
Other financial liabilities
Reconciliation of liabilities related to cash flows generated from financing activities
Liabilities as of beginning	173,526
Cash flows	(213,686)	213,254
Changes in fair value	39,139	(40,067)
Foreign exchange adjustments	1,021	339
Liabilities as of end		173,526
Lease liabilities
Reconciliation of liabilities related to cash flows generated from financing activities
Liabilities as of beginning	1,128,473	1,467,761	1,308,610
Cash flows	(566,110)	(700,021)	(794,941)
Changes of interest accrued	900	(900)	14,906
Foreign exchange adjustments	(29,843)	10,493	27,537
Other non-cash movements	640,829	351,140	911,649
Liabilities as of end	¥ 1,174,249	¥ 1,128,473	¥ 1,467,761